Note 11 - Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Lessee, Operating Lease, Liability, Maturity [Table Text Block]
Years Ending December 31,	In Thousands
2020	$444
2021	387
2022	215
2023	112
2024	4
Thereafter	9